Corporate information and main business (Details) - USD [Member]	12 Months Ended
Dec. 31, 2024 MWh
Natural Gas [Member]
IfrsStatementLineItems [Line Items]
Gas turbine unit (GT)	6.04
Steam turbine unit (ST)	3.04
Engines unit (GT)	8.01
Gas Oil [Member]
IfrsStatementLineItems [Line Items]
Gas turbine unit (GT)	8.06
Engines unit (GT)	10.05
Biofuels [Member]
IfrsStatementLineItems [Line Items]
Gas turbine unit (GT)	8.07
Steam turbine unit (ST)	8.07
Engines unit (GT)	8.07
Fuel Oil [Member]
IfrsStatementLineItems [Line Items]
Steam turbine unit (ST)	6.00
Engines unit (GT)	15.04
Coal [Member]
IfrsStatementLineItems [Line Items]
Steam turbine unit (ST)	10.04